Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash gain from discontinued operations	$ 20	$ 0	$ 0
Non cash loss from the foreign exchange differences	$ 142
Total income from discontinued operations, including income tax expense (benefit)		0	155
Assets of Discontinued Operations [Abstract]
Accounts and other receivables, net of allowances for sales returns and doubtful accounts of $0		0	0
Prepaid expenses and other current assets		0	0
Total assets of discontinued operations		0	0
Liabilities of Discontinued Operations [Abstract]
Accrued expenses and other current liabilities		0	5
Total liabilities of discontinued operations		$ 0	5
Nanolayer Deposition Technology [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) on Disposal			267
Proceeds from the sale of NLD patents			365
Disposal related costs			$ 98